6. Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Right of use assets included in the consolidated balance sheet are as follows:

Right of use assets included in the consolidated balance sheet are as follows:

	September 30, 2022	December 31, 2021
Non-current assets
Right of use assets - operating leases, net of amortization	$1,276,733	$589,288
Right of use assets - finance leases, net of depreciation – included in property, plant and equipment	$8,092	$15,520

Lease costs consists of the following:

	Nine Months Ended September 30,
	2022	2021
Finance lease cost:
Amortization of financial lease assets	$5,726	$8,071
Interest expense on lease liabilities	348	642

Operating lease cost	257,582	201,308
Total lease cost	$263,656	$210,021

Other lease information:

	Nine Months Ended September 30,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(348)	$(642)
Operating cash flows from operating leases	$(257,582)	$(201,308)
Financing cash flows from finance leases	$(5,926)	$(8,108)

Weighted average remaining lease term – finance leases	1.24 years	2.43 years
Weighted average remaining lease term – operating leases	4.64 years	1.95 years

Weighted average discount rate – finance leases	3.73%	3.73%
Weighted average discount rate – operating leases	2.83%	3.23%

Right of use assets included in the consolidated balance sheet are as follows:

	December 31, 2021	December 31, 2020
Non-current assets
Right of use assets - operating leases, net of amortization	$589,288	$687,568
Right of use assets - finance leases, net of depreciation – included in property and equipment	$15,520	$27,119

Lease costs consists of the following:

	Year ended December 31,
	2021	2020
Finance lease cost:	$10,906	$14,040
Amortization of right-of-use assets	10,102	12,870
Interest expense on lease liabilities	804	1,170

Operating lease cost	244,639	265,081

Total lease cost	$255,545	$279,121

Other lease information:

	Year ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(804)	$(1,170)
Operating cash flows from operating leases	(244,639)	(265,081)
Financing cash flows from finance leases	(10,172)	(12,666)

Right-of-use assets obtained in exchange for new finance leases	-	470
Right-of-use assets disposed of under operating leases prior to lease maturity	(224,793)	(21,588)
Right-of -use assets obtained in exchange for new operating leases	$406,276	$84,918
Weighted average remaining lease term – finance leases	1.93 years	2.74 years
Weighted average remaining lease term – operating leases	2.60 years	2.83 years
Weighted average discount rate – finance leases	3.73%	3.65%
Weighted average discount rate – operating leases	2.73%	3.59%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases as of December 31, 2021 is as follows:

Leases - Finance lease liability
Amount

Remainder of 2022	$1,810
2023	6,068
2024	704
Total undiscounted minimum future lease payments	8,582
Imputed interest	(206)
Total finance lease liability	$8,376

Disclosed as:
Current portion	$6,937
Non-Current portion	1,439
$8,376

Amount
2022	$8,802
2023	7,053
2024	818
Total undiscounted minimum future lease payments	16,673
Imputed interest	(611)
Total finance lease liability	$16,063
Disclosed as:
Current portion	$8,347
Non-Current portion	7,716
$16,063

Leases - Operating lease liability
Amount

Remainder of 2022	$92,278
2023	334,306
2024	267,418
2025	242,980
2026 and thereafter	424,226
Total undiscounted minimum future lease payments	1,361,208
Imputed interest	(69,771)
Total operating lease liability	$1,291,437

Disclosed as:
Current portion	$313,981
Non-Current portion	977,456
$1,291,437

Amount
2022	$257,455
2023	190,132
2024	80,541
2025	46,416
2026	31,741
Total undiscounted minimum future lease payments	606,285
Imputed interest	(21,654)
Total operating lease liability	$584,631
Disclosed as:
Current portion	$244,467
Non-Current portion	340,164
$584,631